CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cost of revenue (exclusive of amortization and depreciation):
Loss from Operations	$ (631,558)
Rubicon [Member]
Revenue:
Service	134,698,000	$ 119,575,000
Recyclable commodity	25,108,000	13,395,000
Total revenue	159,806,000	132,970,000	$ 583,050,000	$ 539,373,000
Cost of revenue (exclusive of amortization and depreciation):
Service	129,693,000	114,193,000
Recyclable Commodity	23,236,000	12,834,000
Total cost of revenue (exclusive of amortization and depreciation)	152,929,000	127,027,000	558,672,000	516,931,000
Sales and marketing	3,950,000	3,076,000	14,457,000	14,782,000
Product development	9,218,000	4,159,000	22,485,000	14,857,000
General and administrative	12,627,000	9,723,000	52,915,000	37,754,000
Amortization and depreciation	1,490,000	1,625,000	7,128,000	6,450,000
Total Costs and Expenses	180,214,000	145,610,000	655,657,000	590,774,000
Loss from Operations	(20,408,000)	(12,640,000)	(72,607,000)	(51,401,000)
Other Income (Expense):
Interest earned		2,000	2,000	8,000
Gain on forgiveness of debt		1,008,000	10,900,000
Loss on change in fair value of warrants	(278,000)		(606,000)
Other (expense) income	(330,000)	(184,000)	(1,055,000)	(427,000)
Interest expense	(3,775,000)	(2,196,000)	(11,455,000)	(8,217,000)
Total Other Income (Expense)	(4,383,000)	(1,370,000)	(2,214,000)	(8,636,000)
Loss Before Income Tax Benefit	(24,791,000)	(14,010,000)	(74,821,000)	(60,037,000)
Income tax expense (benefit)	28,000	(149,000)	$ (1,670,000)	$ (1,454,000)
Net Loss	$ (24,819,000)	$ (13,861,000)
Net loss per unit, basic and diluted	$ (0.74)	$ (0.43)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,426,264